/bullet/ TL *SA
         410 *SA
         103 *SA
         101 *SA
         FCF *SA1
         FMT *SA1

                         SUPPLEMENT DATED APRIL 1, 1999
                 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

                              TEMPLETON FUNDS, INC.
                        TEMPLETON GLOBAL REAL ESTATE FUND
                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
                           TEMPLETON GROWTH FUND, INC.
                              DATED JANUARY 1, 1999

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             FRANKLIN MANAGED TRUST
                             DATED FEBRUARY 1, 1999


The Statement of Additional Information is amended to add the following category to the section "CDSC waivers" found under "Buying and Selling Shares - Contingent deferred sales charge (CDSC)":

/bullet/ Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if Distributors did not make any payment to the securities dealer of record in connection with the purchase

                 Please keep this supplement for future reference.